UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06223

Name of Fund:	Legg Mason Tax-Free Income Fund
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 3/31/2008
Date of reporting period: 6/30/2007

Item 1 – Schedule of Investments
Quarterly Report to Shareholders     1
Portfolio of Investments
Maryland Tax-Free Income Trust
June 30, 2007 (Unaudited)
(Amounts in Thousands)

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — 94.6%
Maryland — 93.0%
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvement Bonds, Series 2007	4.500%	3/1/23	$1,000	$1,000
Baltimore County, Maryland, GO Bonds, Consolidated Public Improvement Bonds, Series 1998 (Pre-refunded 7/1/08)	4.750%	7/1/18	3,150	3,213	A
Baltimore County, Maryland, GO Bonds, Metrolpolitan District Bonds (70th Issue)	4.250%	9/1/26	1,000	953
Baltimore County, Maryland, Revenue Bonds, (Oak Crest Village Inc.), Series 2007A	5.000%	1/1/22	500	506
Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives, Series 2006A	5.000%	9/1/20	1,050	1,084
City of Annapolis, Maryland, Economic Development Revenue and Refunding Revenue Bonds (St. John’s College Facility),
Series 1998	5.500%	10/1/18	1,000	1,013
Series 1998	5.500%	10/1/23	2,000	2,011
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Wastewater Projects),
Series 1996A (FGIC insured)	5.000%	7/1/22	1,910	2,031
Series 1996A (Pre-refunded 7/1/09)	5.500%	7/1/26	1,000	1,032	A
City of Baltimore, Maryland, (Mayor and City Council of Baltimore), Project and Refunding Revenue Bonds (Water Projects),
Series 1994A	5.000%	7/1/24	3,710	3,965
Series 1994A	5.000%	7/1/24	1,890	2,013
City of Baltimore, Maryland, Project Revenue Bonds, Series 2007 C (AMBAC insured)	5.000%	7/1/23	1,000	1,052
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds,
Series 1999D AMT	5.375%	9/1/24	2,000	2,025
Series 2001B AMT	5.375%	9/1/22	310	313
Series 2001H AMT	5.200%	9/1/22	1,790	1,805
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds, Series 2007D AMT	4.750%	9/1/27	2,000	1,944
Department of Transportation of Maryland, Consolidated Transportation Bonds, Series 2002	5.500%	2/1/15	3,000	3,283
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Bonds, Series 1998A	5.000%	7/1/15	1,000	1,064
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds, Series 2004A	5.000%	8/15/19	1,000	1,079
Howard County, Maryland, GO Bonds, Metropolitan District Refunding Bonds, Series 1991B	0.000%	8/15/07	1,000	995	B

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued
Maryland — Continued
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds (Upper Marlboro Justice Center Expansion Project),
Series 2003B (MBIA insured)	5.125%	6/30/15	$3,340	$3,522
Series 2003B (MBIA insured)	5.000%	6/30/19	1,000	1,039
Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds (University of Maryland, College Park Project), Series 2001 (AMBAC insured)	5.375%	7/1/16	985	1,036
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, Kennedy Krieger Issue, Series 1997	5.125%	7/1/22	3,000	3,013
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, MedStar Health Issue, Series 2004	5.500%	8/15/25	785	818
Maryland Health and Higher Educational Facilities Authority, Refunding Revenue Bonds, The Johns Hopkins University Issue,
Series 1997	5.625%	7/1/17	1,000	1,021
Series 1998	6.000%	7/1/08	1,000	1,022
Series 1998	5.125%	7/1/20	3,000	3,087
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Series 1985 B	3.730%	4/1/35	500	500	C
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Board of Child Care Issue, Series 2002	5.500%	7/1/18	1,110	1,158
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health Systems Issue, Series 2004	5.500%	7/1/39	2,000	2,098
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital Issue,
Series 2002	5.750%	7/1/22	1,000	1,048
Series 2002	6.000%	7/1/26	2,000	2,128
Series 2002	5.750%	7/1/27	1,050	1,104
Series 2002	5.800%	7/1/32	2,000	2,107
Series 2002	6.000%	7/1/37	1,000	1,062
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, College of Notre Dame of Maryland Issue, Series 1998 (MBIA insured)	5.300%	10/1/18	925	1,013
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Hebrew Home of Greater Washington Issue, Series 2002	5.800%	1/1/32	2,250	2,352
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health Issue, Series 1997 (AMBAC insured)	5.125%	7/1/11	2,000	2,090
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Howard County General Hospital Issue, Series 1993	5.500%	7/1/21	2,825	2,860
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, Series 1998 (MBIA insured)	5.000%	7/1/29	2,000	2,030

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued
Maryland — Continued
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2004A	5.250%	7/1/18	$1,640	$1,709
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art Issue, Series 2006	5.000%	6/1/30	2,225	2,233
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Series 2006	5.000%	7/1/26	2,435	2,461
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Suburban Hospital Issue, Series 2004A	5.500%	7/1/16	500	532
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins Hospital Issue,
Series 1990	0.000%	7/1/19	4,000	2,212	B
Series 2001	5.000%	5/15/12	1,500	1,550
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins University Issue, Series 2004A	5.000%	7/1/33	3,000	3,082
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County Issue, Series 2002	5.500%	7/1/22	250	260
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue,
Series 2000 (Pre-refunded 7/1/10)	6.750%	7/1/30	1,250	1,361	A
Series 2001	5.750%	7/1/21	3,000	3,121
Series 2002	6.000%	7/1/32	1,000	1,060
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2006E (FGIC insured)	3.760%	7/1/41	800	800	C
Maryland IDA, Economic Development Revenue Bonds (National Aquarium in Baltimore Facility), Series 2002B	5.000%	11/1/19	500	515
Maryland IDA, Refunding Revenue Bonds (American Center for Physics Headquarters Facility), Series 2001	5.250%	12/15/15	320	336
Mayor and City Council of Baltimore (City of Baltimore, Maryland), GO Bonds, Consolidated Public Improvement Refunding Bonds, Series 1995A (FGIC insured)	0.000%	10/15/11	940	729	B
Mayor and City Council of Baltimore, Port Facilities Revenue Bonds (Consolidation Coal Sales Company Project),
Series 1984A	6.500%	10/1/11	5,000	5,095
Series 1984B	6.500%	10/1/11	1,000	1,039
Montgomery County, Maryland, GO Bonds, Consolidated Public Improvement, Refunding Bonds,
Series 1992A	5.800%	7/1/07	4,000	4,001
Series 1992A	0.000%	7/1/10	3,000	2,675	B
Series 1999A (Pre-refunded 5/1/09)	5.000%	5/1/18	3,000	3,092	A

		Maturity
	Rate	Date	Par	Value

Municipal Bonds — Continued
Maryland — Continued
Northeast Maryland Waste Disposal Authority, Solid Waste Refunding Revenue Bonds (Montgomery County Solid Waste Disposal System), Series 2003 AMT (AMBAC insured)	5.500%	4/1/16	$3,425	$3,618
Northeast Maryland Waste Disposal Authority, Solid Waste Revenue Bonds, Montgomery County Resource Recovery Project, Series 1993A AMT	6.000%	7/1/07	1,000	1,000
Prince George’s County, Maryland, GO Bonds, Consolidated Public Improvement Bonds,
Series 1999 (FSA insured) (Pre-refunded 10/1/09)	5.500%	10/1/13	170	178	A
Series 1999 (FSA insured) (Pre-refunded 10/1/09)	5.500%	10/1/13	2,000	2,091	A
Queen Anne’s County, Maryland, Public Facilities Refunding Bonds, Series 2005 (MBIA insured)	5.000%	11/15/16	500	531
State of Maryland, GO Bonds, State and Local Facilities Loan,
Series 2000, First Series	5.500%	8/1/10	2,000	2,096
Series 2001, First Series	5.500%	3/1/15	5,000	5,494
The Maryland-National Capital Park and Planning Commission, Prince George’s County, Maryland, Park Acquisition and Development GO Bonds, Series 2001Z-2	5.125%	5/1/21	1,310	1,360
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds, Series 2006A	5.000%	10/1/12	2,500	2,632
Washington Suburban Sanitary District, Maryland, (Montgomery and Prince George’s Counties), Water Supply Refunding Bonds,
Series 1997	5.250%	6/1/16	1,650	1,799
Series 1997	5.750%	6/1/17	2,000	2,264
Series 1997	6.000%	6/1/18	2,705	3,141
Series 1997	6.000%	6/1/19	3,665	4,282
Westminster, Maryland, Education Facilities Refunding Revenue Bonds, (McDaniel College Inc.), Series 2006	5.000%	11/1/31	1,000	1,021

				137,859

Puerto Rico — 1.4%
Commonwealth of Puerto Rico, GO Bonds, Public Improvement Bonds, Series 2005A	5.000%	7/1/25	2,000	2,034

Wyoming — 0.2%
Lincoln County, Wyoming, Pollution Control Revenue Bonds, (Exxon Project), Series 1984B	3.910%	11/1/14	400	400	C

Total Municipal Bonds (Cost — $134,416)				140,293

Variable Rate Demand Obligations D — 3.9%
Alaska — 0.7%
Valdez, Alaska, Marine Terminal Refunding Revenue Bonds, (BP Pipelines Inc. Project), Series 2001 VRDN	3.920%	7/2/07	1,000	1,000

Maryland — 1.3%
Baltimore County, Maryland, Economic Development Revenue, (Garrison Forest School Inc. Project), Series 2006	3.890%	7/2/07	900	900

		Maturity
	Rate	Date	Par	Value

Variable Rate Demand Obligations — Continued

Maryland — Continued
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, The Johns Hopkins University Issue, Series 2005A VRDN	3.720%	7/5/07	$1,000	$1,000

				1,900

Nevada — 0.1%
Clark County, Nevada, School District Series 2001A VRDN	3.880%	7/2/07	200	200

Wyoming — 1.8%
Lincoln County, Wyoming, Pollution Control Revenue Bonds, (Exxon Project), Series 1984C	3.910%	7/2/07	2,600	2,600

Total Variable Rate Demand Obligations (Cost — $5,700)				5,700

Total Investments — 98.5% (Cost — $140,116)E				145,993
Other Assets Less Liabilities — 1.5%				2,244

Net Assets — 100.0%				$148,237

Net Asset Value Per Shares
Primary Class				$16.01

A	Pre-refunded bond — Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond “matures.” The pre-refunded date is used in determining weighted average portfolio maturity.

B	Zero coupon bond — A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

C	The coupon rates shown on variable rate securities are the rates at June 30, 2007. These rates vary with the weighted average coupon of the underlying loans.

D	The rate shown is the rate as of June 30, 2007, and the maturity shown is the longer of the next interest readjustment date or the date the original principal amount owed can be recovered through demand.

E	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes was substantially as follows:

Gross unrealized appreciation	$6,253

Gross unrealized depreciation	(376)
Net unrealized appreciation/ (depreciation)	$5,877

Security Valuation
The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Trustees. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material.
Maryland Tax-Free follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting Maryland and certain of its public bodies and municipalities may affect the ability of issuers within that state to pay interest on, or repay principal of, municipal obligations held by the Fund.
Other information regarding the Fund is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 – Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax-Free Income Fund

By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Tax-Free Income Fund
Date: August 28, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting Mark R. Fetting
President, Legg Mason Tax-Free Income Fund
Date: August 28, 2007

By: /s/ Marie K. Karpinski Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Tax-Free Income Fund
Date: August 17, 2007